Inventories - Schedule of Inventories (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Inventory Disclosure [Abstract]
Raw materials	¥ 429,208		¥ 195,939
Finished goods	304,801		26,963
Work in process	78,354		2,620
Total	¥ 812,363	$ 127,477	¥ 225,522